RELATED PARTY TRANSACTIONS - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	¥ 379,218	$ 51,953	¥ 419,270
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Amounts due to related parties	¥ 391,446	$ 53,628	¥ 430,350
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Related party | Ziroom
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	¥ 337,752		¥ 350,047
Amounts due to related parties	27,940		35,282
Related party | Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	0		7,668
Amounts due to related parties	0		17,819
Related party | IFM
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	4,170		3,128
Amounts due to related parties	39,252		31,299
Related party | Brokerage firms
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	20,074		20,713
Amounts due to related parties	271,125		302,246
Related party | Tencent
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	3,115		2,542
Amounts due to related parties	52,645		35,002
Related party | Others
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	14,107		35,172
Amounts due to related parties	¥ 484		¥ 8,702